Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill and other intangible assets

4. Goodwill and other intangible assets:

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2012		2013
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Proprietary technology	¥1,690	¥870	¥9,831	¥1,454
Customer relationships	16,114	3,150	42,684	5,801
Software	10,879	5,242	13,830	6,878
Other	4,095	1,946	5,725	1,925

Total	¥32,778	¥11,208	¥72,070	¥16,058

The weighted average amortization periods for proprietary technology, customer relationships and software are 12 years, 18 years and 6 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2011, 2012 and 2013 amounted to ¥2,605 million, ¥2,664 million and ¥4,595 million, respectively.

Total indefinite lived intangible assets amounted to ¥1,755 million and ¥7,208 million as of March 31, 2012 and 2013, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2014	¥5,733
2015	5,408
2016	5,174
2017	4,765
2018	4,314

NIDEC has completed the annual impairment test for existing goodwill and indefinite lived intangible assets as required by ASC 350 as of January 1, 2013. For the years ended March 31, 2011, 2012 and 2013, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2011, 2012 and 2013, no goodwill impairment loss has been recorded except for losses due to the discontinued operations described below.

As of March 31, 2012, NIDEC discontinued the lens actuator (“LAC”) business and the tape drive and disk drive mechanism (“PGN”) business included within the “Nidec Sankyo” reportable segment. The goodwill impairment loss was ¥1,359 million. As of March 31, 2012, NIDEC discontinued the compact digital camera lens unit (“CLU”) business included within the “Nidec Copal” reportable segment. The goodwill impairment loss was ¥686 million.

Goodwill impairment losses of the LAC, PGN and CLU businesses were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”.

The carrying amounts of goodwill by operating reportable segment as of March 31, 2012 and 2013 are as follows.

	Yen in millions
	March 31,
	2012	2013
Nidec Electronics (Thailand)	¥6,109	¥6,994
Nidec (Zhejiang)	912	1,044
Nidec Sankyo	26,100	27,622
Nidec Copal	16,462	16,462
Nidec Tosok	1,107	1,038
Nidec Copal Electronics	6,561	6,561
Nidec Techno Motor	2,049	2,049
Nidec Motor	11,984	55,008
Nidec Motors & Actuators	4,737	6,193
All Others	4,504	9,922

	¥80,525	¥132,893

Reportable segment information is described in Note 25 (2).

The changes in the carrying amount of goodwill for the year ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Balance as of April 1, 2011	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2012
Goodwill:
Nidec Electronics (Thailand)	¥6,181	¥—	¥—	¥(72)	¥6,109
Nidec (Zhejiang)	922	—	—	(10)	912
Nidec Sankyo	27,459	—	(1,359)	—	26,100
Nidec Copal	17,148	—	(686)	—	16,462
Nidec Tosok	1,107	—	—	—	1,107
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	—	—	0	11,984
Nidec Motors & Actuators	4,886	—	—	(149)	4,737
All Others	3,810	694	—	—	4,504

	¥82,107	¥694	¥(2,045)	¥(231)	¥80,525

The changes in the carrying amount of goodwill for the year ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	Balance as of April 1, 2012	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2013
Goodwill:
Nidec Electronics (Thailand)	¥6,109	¥—	¥—	¥885	¥6,994
Nidec (Zhejiang)	912	—	—	132	1,044
Nidec Sankyo	26,100	1,597	—	(75)	27,622
Nidec Copal	16,462	—	—	—	16,462
Nidec Tosok	1,107	—	—	(69)	1,038
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	34,021	—	9,003	55,008
Nidec Motors & Actuators	4,737	870	—	586	6,193
All Others	4,504	4,785	—	633	9,922

	¥80,525	¥41,273	¥—	¥11,095	¥132,893